Retirement Plans - Components of Net Periodic Pension Expense (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Retirement Benefits [Abstract]
Interest cost	$ 378	$ 484	$ 479
Expected return on plan assets	(574)	(748)	(811)
Net amortization and deferral	240	289	156
Net periodic pension cost (benefit)	44	25	(176)
Additional loss due to settlement			0
Total pension cost (benefit)	44	25	(176)
Net loss (gain) recognized in other comprehensive income	(854)	986	2,798
Total recognized in net periodic benefit cost and other comprehensive loss (before tax)	$ (810)	$ 1,011	$ 2,622